CAPITAL AND RESERVES (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Capital and Reserves
Number of options, Beginning Balance	28,481,500	25,752,266
Number of options, Cancelled		(22,000)
Number of options, Exercised	(5,084,000)	(3,991,066)
Number of options, Expired	(2,572,000)	(24,200)
Number of options, Forfeited		(16,500)
Number of options, Granted		6,783,000
Number of options, Ending Balance	20,825,500	28,481,500
Weighted average exercise price, Beginning Balance	$ 1.20	$ 0.96
Weighted average exercise price, Cancelled		1.16
Weighted average exercise price, Exercised	0.51	0.99
Weighted average exercise price, Expired	0.61	1.75
Weighted average exercise price, Forfeited		1.36
Weighted average exercise price, Granted		2.01
Weighted average exercise price, Ending Balance	$ 1.45	$ 1.20